Note I - Business Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note I – Business Segment Information

The Company operates in one business segment comprising the design, manufacture and sale of pumps and pump systems. The Company’s products are used in water, wastewater, construction, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilation and air conditioning (HVAC), military and other liquid-handling applications.

The pumps and pump systems are marketed in the United States and worldwide through a network of more than 1,000 distributors, through manufacturers’ representatives (for sales to many original equipment manufacturers), through third-party distributor catalogs, and by direct sales. International sales are made primarily through foreign distributors and representatives.

The Company sells to more than 120 countries around the world. The components of customer sales, determined based on the location of customers are:

	2013	%	2012	%	2011	%
United States	$257,038	66	$239,153	64	$241,405	67
Foreign countries	134,627	34	136,538	36	118,085	33
Total	$391,665	100	$375,691	100	$359,490	100

Net sales from external customers by product category are:

	2013	2012	2011
Pumps and pump systems	$336,779	$318,235	$303,479
Repairs and other	54,886	57,456	56,011
Total	$391,665	$375,691	$359,490

As of December 31, 2013 and 2012, 99% and 98% of the Company’s long-lived assets were located in the United States, respectively.